FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL LIABILITIES
Non-current financial liabilities	€ 22,190	€ 34,406
Current financial liabilities	26,053	128,454
Total financial liabilities	€ 48,244	€ 162,860